Leases Leases - Operating Lease Liability Maturities (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Leases [Abstract]
2020 remaining nine months	$ 5,057
2020		$ 6,735
2021	6,942	6,942
2022	5,464	5,464
2023	5,557	5,557
2024	5,733	5,733
2025 and thereafter	12,226	12,226
Total operating lease payments	40,979	42,657
Less imputed interest	(12,462)	(13,317)
Present value of operating lease payments	$ 28,517	$ 29,340	$ 28,200
Weighted average discounted rate (percent)	12.00%	12.00%